Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Details about Accumulated Other Comprehensive Loss Components	Year Ended December 31,			Affected Line Item in the Consolidated Statements of Operations
	2018	2017	2016
Amortization of retirement benefit items:
Prior service benefits, net	$(74.9)	$(84.4)	$(74.1)	Other—net, (income) expense
Actuarial losses	338.6	305.2	304.7	Other—net, (income) expense
Total before tax	263.7	220.8	230.6
Tax benefit	(55.8)	(68.9)	(71.5)	Income taxes
Net of tax	207.9	151.9	159.1

Unrealized gains/losses on available-for-sale securities:
Realized gains, net	(39.5)	(170.2)	(16.1)	Other—net, (income) expense
Impairment losses	—	—	27.3	Other—net, (income) expense
Total before tax	(39.5)	(170.2)	11.2
Tax (benefit) expense	8.3	59.6	(4.0)	Income taxes
Net of tax	(31.2)	(110.6)	7.2

Other, net of tax(1)	13.8	19.2	84.4	Other—net, (income) expense
Total reclassifications for the period (net of tax)	$190.5	$60.5	$250.7

(1) Amount for year ended December 31, 2016 included primarily $74.5 million of foreign currency translation losses.

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the activity related to each component of other comprehensive income (loss):

	Continuing Operations
(Amounts presented net of taxes)	Foreign Currency Translation Gains (Losses)	Unrealized Net Gains (Losses) on Securities	Defined Benefit Pension and Retiree Health Benefit Plans	Effective Portion of Cash Flow Hedges	Discontinued Operations	Accumulated Other Comprehensive Loss
Beginning balance at January 1, 2016	$(1,315.9)	$10.1	$(2,996.8)	$(218.5)	$(59.6)	$(4,580.7)

Other comprehensive income (loss) before reclassifications	(445.2)	206.7	(514.3)	(2.2)	(140.8)	(895.8)
Net amount reclassified from accumulated other comprehensive loss	74.5	7.2	159.1	9.8	0.1	250.7
Net other comprehensive income (loss)	(370.7)	213.9	(355.2)	7.6	(140.7)	(645.1)

Balance at December 31, 2016(1)	(1,686.6)	224.0	(3,352.0)	(210.9)	(200.3)	(5,225.8)

Other comprehensive income (loss) before reclassifications	525.6	(15.7)	(532.1)	8.5	127.7	114.0
Net amount reclassified from accumulated other comprehensive loss	8.1	(110.6)	151.9	9.6	1.5	60.5
Net other comprehensive income (loss)	533.7	(126.3)	(380.2)	18.1	129.2	174.5

Reclassifications of stranded tax effects (Note 2)	(38.8)	15.8	(579.1)	(41.5)	—	(643.6)

Balance at December 31, 2017(2)	(1,191.7)	113.5	(4,311.3)	(234.3)	(71.1)	(5,694.9)

Reclassification due to adoption of new accounting standard(3)	—	(128.9)	—	—	—	(128.9)
Other comprehensive income (loss) before reclassifications	(378.0)	24.5	250.7	(16.3)	12.2	(106.9)
Net amount reclassified from accumulated other comprehensive loss	—	(31.2)	207.9	11.7	2.1	190.5
Net other comprehensive income (loss)	(378.0)	(6.7)	458.6	(4.6)	14.3	83.6

Ending balance at December 31, 2018(4)	$(1,569.7)	$(22.1)	$(3,852.7)	$(238.9)	$(56.8)	$(5,740.2)

(1) Accumulated other comprehensive loss as of December 31, 2016 consists of $5.27 billion of accumulated other comprehensive loss attributable to controlling interest and $48.2 million of accumulated other comprehensive income attributable to noncontrolling interest.
(2) Accumulated other comprehensive loss as of December 31, 2017 consists of $5.72 billion of accumulated other comprehensive loss attributable to controlling interest and $23.7 million of accumulated other comprehensive income attributable to noncontrolling interest.
(3) This reclassification consists of $105.2 million of accumulated other comprehensive loss attributable to controlling interest and $23.7 million of accumulated other comprehensive loss attributable to noncontrolling interest. Refer to Note 2 for further details regarding the reclassification due to the adoption of Accounting Standards Update 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities.
(4) Accumulated other comprehensive loss as of December 31, 2018 consists of $5.73 billion of accumulated other comprehensive loss attributable to controlling interest and $11.0 million of accumulated other comprehensive loss attributable to noncontrolling interest.
The tax effects on the net activity related to each component of other comprehensive income (loss) for the years ended December 31, were as follows:

Tax benefit (expense)	2018	2017	2016
Foreign currency translation gains/losses	$51.6	$170.8	$(70.6)
Unrealized net gains/losses on securities	2.1	55.0	(89.2)
Defined benefit pension and retiree health benefit plans	(85.3)	186.6	153.3
Effective portion of cash flow hedges	1.3	(9.7)	(4.1)
Benefit/(provision) for income taxes allocated to other comprehensive income (loss) items	$(30.3)	$402.7	$(10.6)